Financial Information by Segment & Geographic Area - Schedule of Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,578,203	$ 1,328,297	$ 1,139,291
Long lived tangible assets	483,534	462,129
Subtotal Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived tangible assets	179,539	138,640
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	628,709	524,065	440,988
Long lived tangible assets	104,823	81,193
Sweden
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived tangible assets	26,351	18,559
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived tangible assets	29,586	24,822
Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived tangible assets	12,964	14,001
Rest of Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,628	12,496	8,742
Long lived tangible assets	5,815	65
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	401,935	330,424	302,103
Long lived tangible assets	139,929	133,463
South Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	279,016	246,551	220,753
Long lived tangible assets	115,036	137,237
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	95,611	80,143	60,994
Long lived tangible assets	21,395	24,765
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	75,638	64,645	45,318
Long lived tangible assets	10,719	9,434
South Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	56,373	46,844	36,853
Long lived tangible assets	16,894	18,562
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,293	23,129	$ 23,540
Long lived tangible assets	$ 22	$ 28